BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY (Details 1) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets	$ 4,081,793	$ 1,410,036		$ 1,402,580
Capital assets	135,842	159,961		227,421
Intangible assets				27,338,899
Total assets	31,022,947	28,584,991		28,968,900
Warrant derivative liability				0
Other current liabilities	6,318,021	8,121,977		4,818,250
Total liabilities				4,818,250
Common stock	2,611	1,664		645
Additional paid in capital	67,570,756	56,195,541		45,184,320
Deficit	(42,910,590)	(35,776,340)		(21,076,464)
Accumulated other comprehensive income	42,149	42,149		42,149
Total shareholders' equity	24,704,926	20,463,014	$ 18,731,488	24,150,650	$ 5,399,851
Total liabilities and shareholders' equity	$ 31,022,947	$ 28,584,991		28,968,900
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets				1,402,580
Capital assets				227,421
Intangible assets				27,338,899
Total assets				28,968,900
Warrant derivative liability				959,600
Other current liabilities				4,818,205
Total liabilities				5,777,805
Common stock				645
Additional paid in capital				38,736,855
Deficit				(15,588,554)
Accumulated other comprehensive income				42,149
Total shareholders' equity				23,191,095
Total liabilities and shareholders' equity				28,968,900
Scenario, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current assets				0
Capital assets				0
Intangible assets				0
Total assets				0
Warrant derivative liability				(959,600)
Other current liabilities				45
Total liabilities				(959,555)
Common stock				0
Additional paid in capital				6,447,465
Deficit				(5,487,910)
Accumulated other comprehensive income				0
Total shareholders' equity				959,555
Total liabilities and shareholders' equity				$ 0